ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

September 30, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747),

Post-Effective Amendment No. 7

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust, an open-end management company.

This filing is made pursuant to Rule 485(a) to add the Crystal Strategy Absolute Income Fund, Crystal Strategy Absolute Return Fund and Crystal Strategy Leveraged Alternate Fund (the “Funds) as newly created series’ to the Trust. The Funds will each consist of three share classes each.

The SEC Staff is requested to address any comments on this filing to my attention at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary

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